UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):    [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Alesco Advisors LLC
Address:    1080 Pittsford-Victor Road
            Pittsford, New York 14534

Form 13F File Number:  28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeffrey D. Bradley
Title:    Chief Compliance Officer
Phone:    (585) 586-0970

Signature, Place, and Date of Signing:

Name:     Jeffrey D. Bradley
Title:    Chief Compliance Officer
Phone:    (585) 586-0970

Signature, Place, and Date of Signing:

   JEFFREY D. BRADLEY             Pittsford, NY               08/10/2007
------------------------       -------------------        ------------------
      (Signature)                 (City, State)                 (Date)

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       39
Form 13F Information Table Value Total:      $350,798
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

                           FORM 13F INFORMATION TABLE

                                                            VALUE    SHARES/  SH/ PUT/  INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER        TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT  PRN CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
----------------------------  --------------  -----------  --------  -------  --- ----  -------  --------  -------- -------- -------
ANAREN INC                    COM             032744 10 4    $ 484    27,501            OTHER                9,200            18,301
ANHEUSER BUSCH COS INC        COM             035229 10 3    $ 955    18,300            OTHER                5,959            12,341
BANK OF AMERICA CORPORATION   COM             060505 10 4  $ 8,145   166,590            OTHER                    -           166,590
BROWN & BROWN INC             COM             115236 10 1    $ 331    13,180            OTHER                    -            13,180
FIRST NIAGARA FINL GP INC     COM             33582V 10 8  $ 1,622   123,793            OTHER                   30           123,763
HOME PROPERTIES INC           COM             437306 10 3    $ 447     8,600            OTHER                8,600                 -
INTERNATIONAL BUSINESS MACHS  COM             459200 10 1    $ 524     4,980            OTHER                4,980                 -
ISHARES TR                    1-3 YR TRS BD   464287 45 7    $ 261     3,250            SOLE                 3,250                 -
ISHARES TR                    20+ YR TRS BD   464287 43 2    $ 969    11,375            SOLE                10,475               900
ISHARES TR                    LEHMAN 1-3 YR   464288 64 6    $ 261     2,600            SOLE                 2,600                 -
ISHARES TR                    LEHMAN INTER G  464288 61 2    $ 486     4,900            SOLE                 4,900                 -
ISHARES TR                    MSCI EAFE IDX   464287 46 5  $ 33,055  409,250            SOLE               397,200            12,050
ISHARES TR                    MSCI EMERG MKT  464287 23 4    $ 529     4,015            SOLE                 4,015                 -
ISHARES TR                    RSSL MCRP IDX   464288 86 9    $ 914    15,105            SOLE                15,105                 -
ISHARES TR                    RUSSELL 1000    464287 62 2  $ 1,706    20,900            SOLE                20,900                 -
ISHARES TR                    RUSSELL1000VAL  464287 59 8    $ 223     2,575            SOLE                 2,575                 -
ISHARES TR                    S&P 500 INDEX   464287 20 0  $ 25,432  168,971            SOLE               165,771             3,200
ISHARES TR                    S&P 500 VALUE   464287 40 8  $ 10,144  124,165            SOLE               118,965             5,200
ISHARES TR                    S&P MC 400 GRW  464287 60 6  $ 14,430  160,090            SOLE               155,965             4,125
ISHARES TR                    S&P MIDCAP 400  464287 50 7  $ 35,178  394,016            SOLE               378,541            15,475
ISHARES TR                    S&P MIDCP VALU  464287 70 5  $ 17,501  202,070            SOLE               197,045             5,025
ISHARES TR                    S&P SMLCAP 600  464287 80 4  $ 36,544  513,980            SOLE               500,002            13,978
ISHARES TR                    S&P SMLCAP VALU 464287 87 9  $ 10,933  137,695            SOLE               131,695             6,000
ISHARES TR                    S&P SMLCP GROW  464287 88 7  $ 14,715  104,041            SOLE               101,066             2,975
ISHARES TR                    S&P500 GRW      464287 30 9  $ 8,217   119,649            SOLE               114,816             4,833
ISHARES TR                    US TIPS BD FD   464287 17 6  $ 2,280    23,040            SOLE                20,990             2,050
M&T BK CORP                   COM             55261F 10 4    $ 310     2,900            OTHER                2,900                 -
MDCP SPDR TR                  UNIT SER 1      595635 10 3    $ 485     2,975            SOLE                 2,975                 -
PAETEC HOLDING CORP           COM             695459 10 7    $ 313    27,722            OTHER               27,722                 -
PARLUX FRAGRANCES INC         COM             701645 10 3    $ 245    55,100            OTHER                    -            55,100
PAYCHEX INC                   COM             704326 10 7  $ 3,009    76,917            OTHER               76,917                 -
PHOENIX FOOTWEAR GROUP INC    COM             71903M 10 0  $ 2,380   721,300            OTHER                    -           721,300
SCHLUMBERGER LTD              COM             806857 10 8    $ 272     3,200            OTHER                3,200                 -
SPDR TR                       UNIT SER 1      78462F 10 3  $ 96,730  643,027            SOLE               643,027                 -
STREETTRACKS SER TR           DJ WIL REIT     86330E 60 4  $ 11,848  146,003            SOLE               143,578             2,425
VANGUARD BD INDEX FD INC      TOTAL BND MRKT  921937 83 5  $ 6,457    86,925            SOLE                83,625             3,300
VANGUARD INDEX FDS            SMALL CP ETF    922908 75 1    $ 246     3,300            SOLE                 3,300                 -
VANGUARD INDEX FDS            REIT ETF        922908 55 3  $ 1,899    26,760            SOLE                26,760                 -
XEROX CORP                    COM             984121 10 3    $ 316    17,124            OTHER               17,124                 -